Mortgages Payable (Details) (Mortgages [Member], USD $)	6 Months Ended
Jun. 30, 2014
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	$ 217,516,637
Mortgage Notes Payable Fair Value Adjustment	767,310
Mortgage Notes Payable Net	218,283,947
Spring House [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	22,676,269
Debt Instrument, Interest Rate, Stated Percentage	5.66%
Debt Instrument, Interest Rate Terms	Fixed
Debt Instrument, Maturity Date	Jan. 01, 2020
Enders [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	17,500,000
Debt Instrument, Interest Rate, Stated Percentage	3.97%
Debt Instrument, Interest Rate Terms	Fixed
Debt Instrument, Maturity Date	Nov. 01, 2022
Bemt Berry Hill [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	22,940,368
Debt Instrument, Interest Rate, Stated Percentage	3.00% [1]
Debt Instrument, Interest Rate Terms	Floating
Debt Instrument, Maturity Date	Sep. 30, 2015
Mda Apartments [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	37,600,000
Debt Instrument, Interest Rate, Stated Percentage	5.35%
Debt Instrument, Interest Rate Terms	Fixed
Debt Instrument, Maturity Date	Jan. 01, 2023
Village Green Ann Arbor [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	43,200,000
Debt Instrument, Interest Rate, Stated Percentage	3.92%
Debt Instrument, Interest Rate Terms	Fixed
Debt Instrument, Maturity Date	Oct. 01, 2022
Grove [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	20,100,000
Debt Instrument, Interest Rate, Stated Percentage	3.59%
Debt Instrument, Interest Rate Terms	Fixed
Debt Instrument, Maturity Date	May 01, 2019
North Park Towers [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	11,500,000
Debt Instrument, Interest Rate, Stated Percentage	5.65%
Debt Instrument, Interest Rate Terms	Fixed
Debt Instrument, Maturity Date	Jan. 06, 2024
Lansbrook [Member]
Line of Credit Facility [Line Items]
Mortgage Notes Payable Gross	$ 42,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.45%
Debt Instrument, Interest Rate Terms	Fixed
Debt Instrument, Maturity Date	Mar. 31, 2018

[1]	The construction loan is based on a floating rate, which is benchmarked to three-month Libor plus 2.75% during construction and three-month Libor plus 2.50% upon construction completion.